Earnings per Share	12 Months Ended
Dec. 31, 2011
Earnings per Share
Earnings per Share

(13)  Earnings per Share

In connection with the April 12, 2011 issuance of restricted common stock to certain executive officers, for each reporting period after the grant date, earnings (loss) per common share attributable to Company shareholders (EPS) is calculated pursuant to the two-class method which specifies that all outstanding unvested share-based payment awards that contain nonforfeitable rights to distributions are considered participating securities and should be included in the computation of EPS.

The Company presents both basic and diluted EPS amounts. Basic EPS is calculated by dividing net distributed and undistributed earnings attributable to common shareholders, excluding participating securities, by the weighted average number of common shares outstanding.  As of December 31, 2011, distributions totaling $4 had been paid on the unvested shares.  Diluted EPS includes the components of basic EPS and, in addition, reflects the impact of other potentially dilutive shares outstanding during the period using the two-class method.

Shares of the Company’s common stock related to the restricted common stock issuance are not included in the denominator of basic EPS until contingencies are resolved and the shares are released.

The following is a reconciliation between weighted average shares used in the basic and diluted EPS calculations, excluding amounts attributable to noncontrolling interests:

	Years Ended December 31,
	2011		2010		2009
Numerator:
Net loss from continuing operations	$(75,859)		$(103,517)		$(109,646)
Gain on sales of investment properties, net	5,906		-		-
(Income) loss from continuing operations attributable to noncontrolling interests	(31)		(1,136)		3,074
Loss from continuing operations attributable to Company shareholders	(69,984)		(104,653)		(106,572)
Income (loss) from discontinued operations	(2,625)		8,810		(5,763)
Net loss attributable to Company shareholders	(72,609)		(95,843)		(112,335)
Distributions paid on unvested restricted shares	(4)		-		-
Net loss attributable to Company shareholders excluding amounts attributable to unvested restricted shares	$(72,613)		$(95,843)		$(112,335)

Denominator:
Denominator for loss per common share-basic:
Weighted average number of common shares outstanding	192,456	(a)	193,497		192,124
Effect of dilutive securities:
Stock options	-	(b)	-	(b)	-
Equity awards	-	(c)	-		-
Denominator for loss per common share-diluted:
Weighted average number of common and common equivalent shares outstanding	192,456		193,497		192,124

(a)           Excluded from this weighted average amount are 14 shares of restricted common stock, which equate to 10 shares on a weighted average basis for the year ended December 31, 2011.  These shares will continue to be excluded from the computation of basic EPS until contingencies are resolved and the shares are released.

(b)          Outstanding options to purchase shares of common stock, the effect of which would be anti-dilutive, were 69, 56 and 42 shares as of December 31, 2011, 2010 and 2009, respectively, at a weighted average exercise price of $20.83, $21.70 and $23.25, respectively. These shares were not included in the computation of diluted EPS because a loss was reported for the respective periods.

(c)       Potential common shares issuable from the vesting of restricted share awards are anti-dilutive in periods in which a loss is reported and therefore excluded from the computation of diluted EPS as the Company had a loss from continuing operations for the year ended December 31, 2011.